Note 16 - Regulatory Matters/Supervisory Agreements and IMCR (Details)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2011	Jan. 01, 2015
Note 16 - Regulatory Matters/Supervisory Agreements and IMCR (Details) [Line Items]
Tangible Capital to Tangible Assets			12.22%		8.50%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	[1]	10.00%	[1]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	[1]	6.00%	[1]
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	[1]	5.00%	[1]
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	[1]	8.00%	[1]
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	[1]	4.00%	[1]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	[1]	4.00%	[1]
Subsequent Event [Member]
Note 16 - Regulatory Matters/Supervisory Agreements and IMCR (Details) [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets						10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets						8.00%
Tier One Risk Based Common Equity Required to Be Well Capitalized to Risk Weighted Assets						6.50%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets						5.00%
Capital Required for Capital Adequacy to Risk Weighted Assets						8.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets						6.00%
Tier One Risk Based Common Equity Required for Capital Adequacy to Risk Weighted Asset						4.50%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets						4.00%

[1]	Based upon the Bank's adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.